Parties-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Parties-in-Interest Transactions
5. Parties-in-Interest Transactions
Certain mutual funds were managed by Fidelity Management Trust Company. Fidelity Management Trust Company was the trustee for all Plan assets, therefore, these transactions qualify as party-in-interest transactions. Fees paid to Fidelity Management Trust Company for administration services, included in administrative expenses in the accompanying statements of changes in net assets available for benefits, were $327,702 during 2025. Additionally, certain administrative functions of the Plan are performed by officers or employees of the Corporation. No such officer or employee receives compensation from the Plan.
One of the investment options in the Plan is F.N.B. Corporation common stock. Notes receivable from participants are also considered party-in-interest transactions. At December 31, 2025 and 2024, the Plan held an aggregate of 6,851,760 and 8,074,783 shares of F.N.B. Corporation common stock valued at $117,175,933 and $119,355,214, respectively, as part of the FNB Common Stock fund. The following table summarizes the F.N.B. Corporation common stock activity.

F.N.B. Corporation Common Stock Plan Data
2025
F.N.B. Corporation common stock dividends received	$3,541,879
F.N.B. Corporation common stock shares purchased by the Plan	677,323
F.N.B. Corporation aggregate cost of purchased common stock	$9,870,154
F.N.B. Corporation common stock shares sold by the Plan	1,763,507
F.N.B. Corporation proceeds from sale of common stock	$22,162,206
In-kind shares of F.N.B. Corporation stock distributed	136,839